Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Other intangibles acquired from the Texas Industries Inc. ("TXI") acquisition	$ 559,277
Amortization expense of intangible assets	$ 9,311	$ 3,587	$ 3,593